Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income taxes paid (refund) [abstract]
Schedule of provision for income taxes
	2022	2021
	$	$
Loss from continuing operations before income taxes	(26,703,662)	(33,937,956)
Statutory federal and provincial tax rate	26.50%	26.50%
Income tax recovery at the statutory tax rate	(7,076,470)	(8,993,558)
Permanent differences	1,639,590	3,758,401
Book to filing adjustments	438,255	75,474
Share issuance cost booked directly to equity	-	(377,378)
Impact of tax rate changes	-	-
Foreign exchange	1,044,135	(120)
Change in tax benefits not recognized	3,954,490	5,537,181
	-	-

Schedule of deferred tax assets (liabilities)
	2022	2021
	$	$
Other investments	-	0
Capital losses carried forward	-	0
Total	-	-

Schedule of temporary differences for which no deferred tax asset is recognised
	2022	2021
	$	$
Non-capital losses - Canada	77,271,986	63,216,617
Net-operating loss - US	5,120,395	5,111,610
Unrealized foreign exchange loss	94,733	94,733
Share-issuance costs	2,045,027	3,349,261
Other investments	5,542,253	5,308,027
IFRS 16	37,439	87,050
Property, plant and equipment	324,798	167,653
Total	90,436,631	77,334,951

Schedule of non-capital loss carryforwards
$
2038	6,057,633
2039	10,730,529
2040	21,771,974
2041	19,046,688
2042	19,665,162
77,271,986